Trade payables and accrued liabilities	6 Months Ended
Jun. 30, 2022
Trade payables and accrued liabilities
Trade payables and accrued liabilities

7.            Trade payables and accrued liabilities

	June 30, 2022	December 31, 2021
Trade payables	$1,661,890	$1,249,861
Due to related parties (Note 15)	107,426	743,100
Accrued liabilities	5,207,658	4,817,820
	$6,976,974	$6,810,781